Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member] Series A Redeemable Convertible Preferred Stock Without Giving Effect To The Reverse Stock Split [Member]	Preferred Stock [Member] Series B Redeemable Convertible Preferred Stock Without Giving Effect To The Reverse Stock Split [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016	56,321,165	51,069,262	19,548,969
Balance at Dec. 31, 2016	$ 12,734,000	$ 15,897,000	$ 20,000	$ 118,000	$ (19,733,000)	$ (19,595,000)
Stock-based compensation expense				301,000		301,000
Exercise of warrants (in shares)	351,493
Exercise of warrants	$ 80,000
Net loss					(11,561,000)	(11,561,000)
Balance (in shares) at Dec. 31, 2017	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2017	$ 12,814,000	$ 15,897,000	$ 1,000	438,000	(31,294,000)	(30,855,000)
Stock-based compensation expense	$ 0	$ 0	$ 0	75,000	0	75,000
Net loss					(1,523,000)	(1,523,000)
Balance (in shares) at Mar. 31, 2018	2,034,548	1,833,387	701,808
Balance at Mar. 31, 2018	$ 12,814,000	$ 15,897,000	$ 1,000	513,000	(32,817,000)	(32,303,000)
Balance (in shares) at Dec. 31, 2017	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2017	$ 12,814,000	$ 15,897,000	$ 1,000	438,000	(31,294,000)	(30,855,000)
Net loss						(4,451,000)
Balance (in shares) at Sep. 30, 2018	2,034,548	1,833,387	701,808
Balance at Sep. 30, 2018	$ 12,814,000	$ 15,897,000	$ 1,000	663,000	(35,744,000)	(35,080,000)
Balance (in shares) at Dec. 31, 2017	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2017	$ 12,814,000	$ 15,897,000	$ 1,000	438,000	(31,294,000)	(30,855,000)
Net loss						(5,985,000)
Balance (in shares) at Dec. 31, 2018	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2018	$ 12,814,000	$ 15,897,000	$ 1,000	747,000	(37,279,000)	(36,531,000)
Balance (in shares) at Mar. 31, 2018	2,034,548	1,833,387	701,808
Balance at Mar. 31, 2018	$ 12,814,000	$ 15,897,000	$ 1,000	513,000	(32,817,000)	(32,303,000)
Stock-based compensation expense	$ 0	$ 0	$ 0	75,000	0	75,000
Net loss					(1,422,000)	(1,422,000)
Balance (in shares) at Jun. 30, 2018	2,034,548	1,833,387	701,808
Balance at Jun. 30, 2018	$ 12,814,000	$ 15,897,000	$ 1,000	588,000	(34,239,000)	(33,650,000)
Stock-based compensation expense	$ 0	$ 0	$ 0	75,000	0	75,000
Net loss					(1,505,000)	(1,505,000)
Balance (in shares) at Sep. 30, 2018	2,034,548	1,833,387	701,808
Balance at Sep. 30, 2018	$ 12,814,000	$ 15,897,000	$ 1,000	663,000	(35,744,000)	(35,080,000)
Balance (in shares) at Dec. 31, 2018	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2018	$ 12,814,000	$ 15,897,000	$ 1,000	747,000	(37,279,000)	(36,531,000)
Stock-based compensation expense				84,000		84,000
Net loss	$ 0	$ 0	$ 0	0	(2,462,000)	(2,462,000)
Balance (in shares) at Mar. 31, 2019	2,034,548	1,833,387	701,808
Balance at Mar. 31, 2019	$ 12,814,000	$ 15,897,000	$ 1,000	831,000	(39,741,000)	(38,909,000)
Balance (in shares) at Dec. 31, 2018	2,034,548	1,833,387	701,808
Balance at Dec. 31, 2018	$ 12,814,000	$ 15,897,000	$ 1,000	747,000	(37,279,000)	(36,531,000)
Net loss						(9,033,000)
Balance (in shares) at Sep. 30, 2019			5,807,877
Balance at Sep. 30, 2019			$ 6,000	35,244,000	(46,312,000)	(11,062,000)
Balance (in shares) at Mar. 31, 2019	2,034,548	1,833,387	701,808
Balance at Mar. 31, 2019	$ 12,814,000	$ 15,897,000	$ 1,000	831,000	(39,741,000)	(38,909,000)
Stock-based compensation expense				84,000		84,000
Conversion of convertible notes into convertible preferred stock (in shares)		367,041
Conversion of convertible notes into convertible preferred stock		$ 3,203,000
Recognition of beneficial conversion feature upon conversion of convertible notes		$ 2,101,000
Conversion of of convertible preferred stock into common stock (in shares)	(2,034,548)	(2,200,428)	4,234,976
Conversion of of convertible preferred stock into common stock	$ (12,814,000)	$ (21,201,000)	$ 4,000	34,011,000		34,015,000
Issuance of common stock for merger (in shares)			854,017
Issuance of common stock for merger			$ 1,000	5,246,000		5,247,000
Equity issuance costs paid in stock (in shares)			17,076
Exercise of warrants				234,000		234,000
Dividend				(5,245,000)		(5,245,000)
Spin-off of AquaMed				(1,000)		(1,000)
Net loss	0	0	$ 0	0	(4,676,000)	(4,676,000)
Balance (in shares) at Jun. 30, 2019			5,807,877
Balance at Jun. 30, 2019			$ 6,000	35,160,000	(44,417,000)	(9,251,000)
Stock-based compensation expense				84,000		84,000
Net loss	$ 0	$ 0	$ 0	0	(1,895,000)	(1,895,000)
Balance (in shares) at Sep. 30, 2019			5,807,877
Balance at Sep. 30, 2019			$ 6,000	$ 35,244,000	$ (46,312,000)	$ (11,062,000)